Federated Hermes Conservative Microshort Fund
Portfolio of Investments
May 31, 2024 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—34.8%
		Auto Receivables—22.3%
$ 2,261,569		AmeriCredit Automobile Receivables Trust 2023-2, Class A2A, 6.190%, 4/19/2027	$ 2,268,152
810,953	[1]	CarMax Auto Owner Trust 2023-2, Class A2B, 6.173% (30-DAY AVERAGE SOFR +0.850%), 6/15/2026	812,499
1,630,499		Citizens Auto Receivables Trust 2023-2, Class A2A, 6.090%, 10/15/2026	1,634,356
2,000,000		Enterprise Fleet Financing LLC 2024-2, Class A2, 5.740%, 12/20/2026	2,004,138
1,019,909		GECU Auto Receivables Trust 2023-1A, Class A2, 5.950%, 3/15/2027	1,019,648
3,000,000		General Motors 2024-1A, Class A2, 6.073%, 3/15/2029	3,000,935
521,246		Harley-Davidson Motorcycle Trust 2023-A, Class A2A, 5.320%, 6/15/2026	520,977
2,460,000		Hyundai Auto Lease Securitization Trust 2024 - B, Class B, 5.560%, 8/15/2028	2,470,034
309,626	[1]	Hyundai Auto Receivables Trust 2023-A, Class A2B, 6.073% (30-DAY AVERAGE SOFR +0.750%), 12/15/2025	309,992
2,825,000		Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	2,831,865
3,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-1A, Class A1, 6.223% (30-DAY AVERAGE SOFR +0.900%), 3/15/2029	3,007,775
3,000,000	[1]	Nissan Master Owner Trust Receivables 2024-A, Class A, 5.993% (30-DAY AVERAGE SOFR +0.670%), 2/15/2028	3,000,496
58,042		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	57,317
304,023		Santander Bank Auto Credit-Linked Notes 2022-B, Class C, 5.916%, 8/16/2032	303,955
850,000		Santander Drive Auto Receivables Trust 2022-6, Class B, 4.720%, 6/15/2027	843,996
993,262		Santander Drive Auto Receivables Trust 2023-4, Class A2, 6.330%, 2/16/2027	995,172
1,250,000		SBNA Auto Lease Trust 2024-B, Class A4, 5.550%, 12/20/2028	1,253,213
3,000,000		SBNA Auto Receivables Trust 2024-A, Class A2, 5.700%, 3/15/2027	2,997,763
313,868	[1]	World Omni Auto Receivables Trust 2023-B, Class A2B, 6.033% (30-DAY AVERAGE SOFR +0.710%), 11/16/2026	314,043
		TOTAL	29,646,326
		Credit Card—1.9%
2,000,000		Evergreen Credit Card Trust 2022-CRT1, Class C, 6.190%, 7/15/2026	1,996,979
550,000		Evergreen Credit Card Trust 2022-CRT2 C, Class C, 7.440%, 11/16/2026	549,502
		TOTAL	2,546,481
		Equipment Lease—10.6%
2,297,664		Daimler Trucks Retail Trust 2023-1, Class A2, 6.030%, 9/15/2025	2,300,415
1,750,000		Daimler Trucks Retail Trust 2024-1, Class A3, 5.490%, 12/15/2027	1,755,589
973,901		Dell Equipment Finance Trust 2023-2, Class A2, 5.840%, 1/22/2029	974,189
1,000,000		Dell Equipment Finance Trust 2024-1, Class A2, 5.580%, 3/22/2030	1,001,501
1,590,136		DLLAA LLC 2023-1A, Class A2, 5.930%, 7/20/2026	1,592,410
361,391		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	360,635
1,000,000		DLLAD LLC 2024-1A, Class A2, 5.500%, 8/20/2027	999,722
982,567		DLLMT LLC 2023-1A, Class A2, 5.780%, 11/20/2025	982,777
398,870		Kubota Credit Owner Trust 2023-1A, Class A2, 5.400%, 2/17/2026	398,440
1,063,058		Kubota Credit Owner Trust 2023-2A, Class A2, 5.610%, 7/15/2026	1,063,390
2,595,385		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	2,598,086
		TOTAL	14,027,154
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $46,157,412)	46,219,961
		CORPORATE BONDS—10.9%
		Banking—4.5%
3,000,000	[1]	Bank of New York Mellon, Sr. Unsecd. Note, 5.802% (SOFR +0.450%), 3/13/2026	3,003,293
3,000,000	[1]	Goldman Sachs Bank USA, Sr. Unsecd. Note, 6.114% (SOFR +0.750%), 5/21/2027	3,002,217
		TOTAL	6,005,510
		Consumer Cyclical - Automotive—6.4%
2,500,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 6.680% (SOFR +1.320%), 11/3/2025	2,520,065

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 3,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 6.003% (SOFR +0.650%), 3/19/2027	$ 3,011,440
3,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 6.183% (SOFR +0.830%), 3/20/2026	3,009,633
		TOTAL	8,541,138
		TOTAL CORPORATE BONDS (IDENTIFIED COST $14,500,000)	14,546,648
	[2]	COMMERCIAL PAPER—9.0%
		Banking—4.5%
3,000,000		Bank of Nova Scotia, Toronto, 6.045%, 6/28/2024	2,987,658
3,000,000		Canadian Imperial Bank of Commerce, 5.799%, 6/7/2024	2,996,900
		TOTAL	5,984,558
		Utility - Natural Gas—4.5%
6,000,000		Energy Transfer LP, 5.652%, 6/3/2024	5,997,146
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $11,982,552)	11,981,704
		COLLATERALIZED MORTGAGE OBLIGATION—2.3%
		Finance - Commercial—2.3%
3,000,000	[1]	ORL TRUST 2023-GLKS, Class A, 7.667% (CME Term SOFR 1 Month +2.350%), 10/15/2028 (IDENTIFIED COST $2,989,272)	3,012,206
		CERTIFICATES OF DEPOSIT—2.3%
		Banking—2.3%
3,000,000		Bank of America N.A., 5.800%, 6/7/2024 (IDENTIFIED COST $3,000,000)	3,000,091
		OTHER REPURCHASE AGREEMENTS—19.6%
5,200,000		BNP Paribas S.A., 5.40%, dated 5/31/2024, interest in a $875,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $875,393,750 on 6/3/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, sovereign debt securities and U.S. Government Agency securities with a market value of $893,892,219 have been received as collateral and held with BNY Mellon as tri-party agent.	5,200,000
5,200,000		ING Financial Markets LLC, 5.39%, dated 5/31/2024, interest in a $50,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $50,022,458 on 6/3/2024, in which corporate bonds and medium-term notes with a market value of $51,023,502 have been received as collateral and held with BNY Mellon as tri-party agent.	5,200,000
5,200,000		MUFG Securities Americas, Inc., 5.47%, dated 5/31/2024, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,182,333 on 6/3/2024, in which American depository receipts, common stocks and exchange-traded funds with a market value of $408,185,984 have been received as collateral and held with BNY Mellon as tri-party agent.	5,200,000
5,200,000		Societe Generale, Paris, 5.45%, dated 5/31/2024, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,272,500 on 6/3/2024, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and treasury notes with a market value of $612,277,958 have been received as collateral and held with BNY Mellon as tri-party agent.	5,200,000
5,200,000		Standard Chartered Bank 5.38%, dated 5/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,067,250 on 6/3/2024, in which U.S. Government Agency securities with a market value of $153,769,211 have been received as collateral and held with BNY Mellon as tri-party agent.	5,200,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $26,000,000)	26,000,000
		REPURCHASE AGREEMENT—20.9%
27,760,000		Interest in $1,000,000,000 joint repurchase agreement 5.34%, dated 5/31/2024 under which BofA Securities, Inc. will repurchase securities provided as collateral for $1,000,445,000 on 6/3/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2054 and the market value of those underlying securities was $1,020,453,900. (IDENTIFIED COST $27,760,000)	27,760,000
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $132,389,236)	132,520,610
		OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	245,474
		TOTAL NET ASSETS—100%	$132,766,084

Transactions with affiliated investment companies, which are funds managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser, during the period ended May 31, 2024, were as follows:
Federated Hermes Institutional Money Market Management, Institutional Shares
Value as of 8/31/2023	$22,607,706
Purchases at Cost	$—
Proceeds from Sales	$(22,617,640)
Change in Unrealized Appreciation/Depreciation	$760
Net Realized Gain/(Loss)	$9,174
Value as of 5/31/2024	$—
Shares Held as of 5/31/2024	—
Dividend Income	$—

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At May 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
MTN	—Medium Term Note
SOFR	—Secured Overnight Financing Rate